Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
REVENUES:
Voyage revenue	$ 1,113,859		$ 793,639	$ 460,319
EXPENSES:
Voyage expenses	(49,069)		(13,311)	(7,372)
Voyage expenses-related parties (Note 3)	(15,418)		(11,089)	(6,516)
Vessels’ operating expenses	(269,231)		(179,981)	(117,054)
General and administrative expenses	(9,737)		(6,872)	(4,103)
General and administrative expenses – related parties (Note 3)	(9,792)		(9,947)	(6,912)
Management and agency fees-related parties (Note 3)	(46,735)		(29,621)	(21,616)
Amortization of dry-docking and special survey costs (Note 8)	(13,486)		(10,433)	(9,056)
Depreciation (Notes 7, 12 and 22)	(165,998)		(136,958)	(108,700)
Gain / (loss) on sale of vessels, net (Note 7)	126,336		45,894	(79,120)
Loss on vessels held for sale (Note 7)	0		0	(7,665)
Vessels’ impairment loss (Notes 7 and 8)	(1,691)		0	(31,577)
Foreign exchange gains / (losses)	3,208		29	(300)
Operating income	662,246		441,350	60,328
OTHER INCOME / (EXPENSES):
Interest income	5,956		1,587	1,827
Interest and finance costs (Note 18)	(122,233)		(86,047)	(68,702)
Swaps breakage cost, net (Note 20)	0		0	(6)
Income from equity method investments (Note 10)	2,296		12,859	16,195
Gain on sale of equity securities (Note 5)	0		60,161	0
Dividend income (Note 5)	0		1,833	0
Other, net	3,729		4,624	1,181
Gain / (loss) on derivative instruments, net (Note 20)	2,698		(1,246)	(1,946)
Total other expenses, net	(107,554)		(6,229)	(51,451)
Net income	554,692		435,121	8,877
Net loss attributable to the non-controlling interest (Note 15)	263		0	0
Net income attributable to Costamare Inc.	554,955	[1]	435,121	8,877
Earnings allocated to Preferred Stock (Note 17)	(31,068)		(31,068)	(31,082)
Gain on retirement of Preferred Stock (Note 17)	0		0	619
Net income / (loss) available to Common Stockholders	$ 523,887		$ 404,053	$ (21,586)
Earnings / (losses) per common share, basic and diluted (Note 17) (in dollars per share)	$ 4.26		$ 3.28	$ (0.18)
Weighted average number of shares, basic and diluted (Note 17) (in shares)	122,964,358		123,070,730	120,696,130

[1]	Net income excludes net loss attributable to non-controlling interest of $263 during the year ended December 31, 2022. Temporary equity - non-controlling interest in subsidiary is reflected outside of the permanent stockholders’ equity on the 2022 consolidated balance sheet. See Note 15 of the Notes to the Consolidated Financial Statements.